Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 182,515	$ 186,432
Deferred income tax recovery	(11,336)	(3,917)
Ending balance deferred tax liability (asset)	$ 171,179	$ 182,515